Annual Fund Operating Expenses - Retail - Vanguard International Growth Fund	Dec. 22, 2020
Investor Shares
Operating Expenses:
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%
Admiral Shares
Operating Expenses:
Management Fees	0.31%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%